Expenses by nature (Details 1) (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expenses by nature [Abstract]
Transactions costs		R$ (1,815,374)	R$ (1,246,480)	R$ (661,067)
Cost of goods sold	[1]	(463,293)	(567,807)	(451,635)
Marketing and advertising		(476,466)	(375,519)	(275,394)
Personnel expenses	[2]	(399,104)	(546,826)	(105,794)
Financial expenses		(38,138)	(31,209)	(104,544)
Chargebacks	[3]	(200,633)	(71,491)	(47,854)
Depreciation and amortization	[4]	(128,348)	(95,363)	(51,571)
Other		(273,314)	(182,374)	(142,022)
Total		(3,794,670)	(3,117,069)	(1,839,881)
Classified as:
Cost of services		(2,236,066)	(1,510,770)	(829,661)
Cost of sales		(526,021)	(633,929)	(494,719)
Selling expenses		(565,170)	(351,439)	(245,759)
Administrative expenses		(427,366)	(581,668)	(153,177)
Financial expenses		(38,138)	(31,209)	(104,544)
Other (expenses) income, net		(1,909)	(8,054)	(12,021)
Total		R$ (3,794,670)	R$ (3,117,069)	R$ (1,839,881)

[1]	Includes R$68,413 for the year ended 2019 related to taxes paid in relation to the sale of POS devices to a Group Company’ transactions.
[2]	Includes R$93,369 and R$264,179 of compensation expense related to the LTIP, for the years ended December 31, 2019 and 2018, respectively.
[3]	Chargebacks refer mainly to losses recognized during the period related to fraudulent card processing operations, as detailed in Note 23 (ii).
[4]	Depreciation and amortization amounts incurred in the period are segregated between costs and expenses as presented below: